Trade and Other Payables	12 Months Ended
Dec. 31, 2020
Trade And Other Payables
Trade And Other Payables

12. TRADE AND OTHER PAYABLES

The Company’s trade payables comprise accounts payable and accruals as at December 31, 2020. Accounts payable make up $4,252 of the $8,172 balance (as at December 31, 2019 – $4,672 of the $7,132 balance), of which $2,429 relate to operations in Mexico. Accruals and other payables of $3,920 (as at December 31, 2019 – $2,460) include administrative and operating costs, accounting and legal services and statutory payroll withholding taxes.